SHARE CAPITAL AND SHARE-BASED PAYMENTS - Valuation Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-Based Payment Arrangements [Abstract]
Forfeiture rate (%)	3.00%	3.00%
Dividend yield (%)	0.00%	0.00%
Average risk-free interest rate (%)	1.00%	0.63%
Expected life (years)	4.2	4.2
Volatility (%)	60.90%	59.50%